OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 601	$ 694
Lease liabilities	784	1,243
Derivative liabilities	115	185
Provisions	6	12
Deferred revenue	20	26
Loans and notes payable	16	28
Total other non-current liabilities	1,542	2,188
Interest expense on lease liabilities	$ 84	$ 84